Investment securities (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities [Table Text Block]
Securities available-for-sale

The amortized cost, related unrealized gross gain (loss) and fair value of securities available-for-sale by country risk and type of debt, are as follows:

	December 31, 2014
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gross Gain	Gross Loss	Value
Corporate debt:
Brazil	36,575	-	848	35,727
Colombia	24,139	-	1,828	22,311
Chile	12,215	-	201	12,014
Honduras	7,325	-	33	7,292
Panama	4,701	-	56	4,645
Peru	16,911	-	129	16,782
Venezuela	20,299	34	9	20,324
	122,165	34	3,104	119,095
Sovereign debt:
Brazil	21,899	94	444	21,549
Colombia	55,415	1	1,239	54,177
Chile	11,669	-	398	11,271
Mexico	98,430	4	1,587	96,847
Panama	17,692	10	306	17,396
Peru	9,052	2	14	9,040
Trinidad and Tobago	10,113	-	515	9,598
	224,270	111	4,503	219,878
Total	346,435	145	7,607	338,973

	December 31, 2013
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gross Gain	Gross Loss	Value
Corporate debt:
Brazil	41,439	11	778	40,672
Colombia	44,536	65	1,351	43,250
Chile	21,807	15	751	21,071
Honduras	9,400	-	136	9,264
Panama	7,159	-	78	7,081
Peru	29,439	42	674	28,807
Venezuela	29,871	-	1,848	28,023
	183,651	133	5,616	178,168
Sovereign debt:
Brazil	32,751	936	645	33,042
Colombia	42,776	-	1,125	41,651
Chile	20,772	12	610	20,174
Mexico	35,730	-	2,445	33,285
Panama	12,485	71	553	12,003
Peru	11,589	-	65	11,524
Trinidad and Tobago	4,665	-	144	4,521
	160,768	1,019	5,587	156,200
Total	344,419	1,152	11,203	334,368

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Table Text Block]
The following table discloses those securities that have had unrealized losses for a period less than 12 months and for 12 months or longer:

	December 31, 2014
	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair	Gross	Fair	Gross	Fair	Gross
	Value	Losses	Value	Losses	Value	Losses
Corporate debt	87,077	2,513	13,334	561	100,411	3,074
Sovereign debt	101,789	1,601	77,199	2,932	178,988	4,533
	188,866	4,114	90,533	3,493	279,399	7,607

	December 31, 2013
	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair	Gross	Fair	Gross	Fair	Gross
	Value	Losses	Value	Losses	Value	Losses
Corporate debt	136,895	5,113	6,866	503	143,761	5,616
Sovereign debt	107,239	5,210	18,557	377	125,796	5,587
	244,134	10,323	25,423	880	269,557	11,203

Schedule of Realized Gain (Loss) [Table Text Block]
The following table presents the realized gains and losses on sale of securities available-for-sale:

	Year ended December 31
	2014	2013	2012
Gains	1,891	1,523	6,141
Losses	(20)	(1)	(111)
Net	1,871	1,522	6,030

Held-to-maturity Securities [Table Text Block]
The amortized cost and fair value of securities available-for-sale by contractual maturity as of December 31, 2014, are shown in the following table:

	Amortized	Fair
	Cost	Value
Due within 1 year	85,496	85,579
After 1 year but within 5 years	139,547	135,662
After 5 years but within 10 years	121,392	117,732
	346,435	338,973

Schedule Of Amortized cost And Fair value And Unrealized Gross Gain Of Held To Maturity Securities [Table Text Block]
The amortized cost, related unrealized gross gain (loss) and fair value of securities held-to-maturity by country risk and type of debt are as follows:

	December 31, 2014
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gross Gain	Gross Loss	Value
Corporate debt:
Brazil	17,824	-	958	16,866
Panama	23,353	33	-	23,386
	41,177	33	958	40,252

Sovereign debt:
Colombia	13,003	40	-	13,043
Total	54,180	73	958	53,295

	December 31, 2013
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gross Gain	Gross Loss	Value
Corporate debt:
Costa Rica	2,000	-	-	2,000
Honduras	4,118	-	-	4,118
Panama	14,634	8	18	14,624
	20,752	8	18	20,742

Sovereign debt:
Colombia	13,007	-	115	12,892
Total	33,759	8	133	33,634

Schedule Of Amortized Cost Of Securities Held To Maturity [Table Text Block]
The amortized cost and fair value of securities held-to-maturity by contractual maturity as of December 31, 2014, are shown in the following table:

	Amortized	Fair
	Cost	Value
Due within 1 year	34,326	34,376
After 1 year but within 5 years	19,854	18,919
	54,180	53,295